[LOGO] UBS
       Global Asset Management

UBS Enhanced S&P 500 Fund
UBS Enhanced Nasdaq-100 Fund

Prospectus

January 28, 2003

This prospectus offers Class A, Class B, Class C and Class Y shares in UBS Enhanced S&P 500 Fund and UBS Enhanced Nasdaq-100 Fund. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you based on how much you plan to invest and how long you plan to hold your fund shares. Class Y shares are available only to certain types of investors.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved either fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

              Not FDIC Insured. May lose value. No bank guarantee.

UBS Securities Trust
--------------------------------------------------------------------------------

Contents

The Funds
What every investor should know about the funds
UBS Enhanced S&P 500 Fund
    Investment Objective, Strategies and Risks ......... Page 3
    Performance ........................................ Page 5
    Expenses and Fee Tables ............................ Page 7
UBS Enhanced Nasdaq-100 Fund
    Investment Objective, Strategies and Risks ......... Page 9
    Performance ........................................ Page 11
    Expenses and Fee Tables ............................ Page 13
More About Risks and Investment Strategies ............. Page 15
Your Investment
Information for managing your fund account
    Managing Your Fund Account ......................... Page 17
    --Flexible Pricing
    --Buying Shares
    --Selling Shares
    --Exchanging Shares
    --Transfer Agent
    --Pricing and Valuation
Additional Information
Additional important information about the funds
    Management ......................................... Page 27
    Dividends and Taxes ................................ Page 30
    Financial Highlights ............................... Page 32
    Appendix ........................................... Page 36
    Where to learn more about UBS mutual funds ......... Back Cover

          The funds are not complete or balanced investment programs.


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2                                                    UBS Global Asset Management

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UBS Enhanced S&P 500 Fund
--------------------------------------------------------------------------------

Investment Objective, Strategies and Risks

Fund Objective

To seek higher total return over the long term than the S&P 500 Index.

Principal Investment Strategies

The fund seeks to achieve its investment objective by using its sub-advisor's proprietary enhanced S&P 500 strategy to invest in a selection of common stocks that are included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The fund normally invests in approximately 250 to 500 stocks and weights its holdings of individual stocks based on its sub-advisor's proprietary enhanced S&P 500 strategy. Compared to the stock weightings in the S&P 500 Index, the fund overweights stocks that its strategy ranks positively and underweights stocks that its strategy ranks negatively. Generally, the fund gives stocks with a neutral ranking the same weight as in the S&P 500 Index.

Under normal circumstances, the fund invests at least 80% of its net assets in common stocks issued by companies represented in the S&P 500 Index. The fund may invest up to 20% of its net assets in cash or money market instruments, although it expects these investments will represent a much smaller portion of its net assets under normal circumstances.

The fund seeks to control the risk of its portfolio by maintaining an overall close correlation between its performance and the performance of the S&P 500 Index over time, with a relatively low tracking error. To maintain this correlation, the fund gives each stock in its portfolio a weighting that is close to its S&P 500 Index weighting and, if necessary, readjusts the weighting when it rebalances the portfolio. The fund also considers relative industry and sector weightings and market capitalization. The fund generally expects to rebalance its portfolio monthly but may do so more often if its sub-advisor considers it appropriate to do so.

The fund may (but is not required to) use options, futures contracts and other derivatives. The fund may use these instruments in strategies intended to simulate investment in the S&P 500 Index stocks while retaining a cash balance for fund management purposes. The fund also may use these instruments to reduce the risk of adverse price movements while investing cash received when investors buy shares, to facilitate trading and to reduce transaction costs.

UBS Global Asset Management (US) Inc. ("UBS Global AM"), the fund's investment advisor, has selected DSI International Management, Inc. ("DSI") to serve as the fund's sub-advisor. In selecting securities for the fund, DSI seeks to add value to the fund's portfolio through stock selection while managing the fund's risk profile. DSI believes that

o undervalued securities with improving fundamentals should outperform a given benchmark;

o during different market environments, different factors can become more or less significant; and

o   unintended deviations from the benchmark should be minimized.


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UBS Global Asset Management                                                    3

UBS Enhanced S&P 500 Fund
--------------------------------------------------------------------------------

In deciding which stocks to buy and sell for the fund, DSI uses its proprietary enhanced S&P 500 strategy, which consists of an adaptive stock ranking model and a portfolio construction model. DSI has developed a quantitative, dynamic, bottom up, multi-factor model to rank the stocks in the S&P 500 Index, using relatively independent factors (such as earnings expectations, earnings growth, valuation, yield, return on equity and margins). DSI believes that these factors have varying influences during different phases of the stock market cycle and reevaluates the relative importance and weighting of each factor monthly. DSI applies this adaptive stock ranking model to the stocks in the S&P 500 Index, so that the relative rankings of these stocks may change from month to month.

Principal Risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

o Equity Risk--Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

o DSI Proprietary Strategy Risk--DSI's proprietary strategy may not result in outperformance of the S&P 500 Index and may even result in underperformance.

o Derivatives Risk--The fund's investments in derivatives may rise or fall in value more rapidly than the fund's other investments.

o Foreign Investing Risk--The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. Also, the fund is subject to the risk of changes in currency valuations.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."


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4                                                    UBS Global Asset Management

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UBS Enhanced S&P 500 Fund
--------------------------------------------------------------------------------

Performance

Risk/Return Bar Chart and Table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The chart shows Class A shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the chart shows the average annual returns over several time periods for each class of the fund's shares. The table does reflect fund sales charges. The table compares fund returns to returns of the S&P 500 Index, which is unmanaged and therefore, does not reflect any sales charges or expenses.

The table shows returns on a before-tax and after-tax basis for Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and are likely to differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the period. After-tax returns are shown for Class A shares only, and after-tax returns for the other classes will vary.

The fund's past performance, before and after taxes, does not necessarily indicate how the fund will perform in the future.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    5

UBS Enhanced S&P 500 Fund
--------------------------------------------------------------------------------

Total Return on Class A Shares (2001 is the fund's first full calendar year of operations)

    [The following was represented as a bar chart in the printed material.]

                                   Calendar Year
                               ----------------------
                                2001           2002
                                ----           ----
Total Return ..............   -12.26%        -22.69%

Best quarter during years shown: 4th quarter, 2001--10.08%
Worst quarter during years shown: 3rd quarter, 2002--(17.36)%

Average Annual Total Returns
(For the periods ended December 31, 2002)

                                                                                                  Life of
Class (Inception Date)                                                           1 year            Class
--------------------------------------------------------------------------   --------------   --------------
Class A (4/26/00)
 Return Before Taxes .....................................................        (25.00)%         (18.06)%
 Return After Taxes on Distributions .....................................        (25.23)%         (18.22)%
 Return After Taxes on Distributions and Sale of Fund Shares .............        (15.35)%         (13.98)%
Class B (4/26/00)
 Return Before Taxes .....................................................        (25.29)%         (18.04)%
Class C (4/26/00)
 Return Before Taxes .....................................................        (24.34)%         (17.77)%
Class Y (4/26/00)
 Return Before Taxes .....................................................        (22.56)%         (16.90)%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes) .......        (22.10)%              *

------------
* Average annual total returns for the S&P 500 Index for the life of each class shown were as follows: Class A--(16.05)%; Class B--(16.05)%; Class C--(16.05)%; Class Y--(16.05)%.


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6                                                    UBS Global Asset Management
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UBS Enhanced S&P 500 Fund
--------------------------------------------------------------------------------

Expenses and Fee Tables

Fees and Expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


Shareholder Transaction Expenses (fees paid directly from your investment when you buy or sell fund shares)

                                                                      Class A      Class B      Class C      Class Y
                                                                      -------      -------      -------      -------
Maximum Sales Charge (Load) (as a % of offering price) ..........         3%           3%        1.65%         None
Maximum Front-End Sales Charge (Load) Imposed on Purchases
(as a % of offering price) ......................................         3%        None            1%         None
Maximum Deferred Sales Charge (Load) (CDSC)
(as a % of offering price) ......................................      None            3%        0.65%         None
Exchange Fee ....................................................      None         None         None          None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

                                                                     Class A      Class B      Class C     Class Y
                                                                     -------      -------      -------     -------
Management Fees .................................................     0.40%        0.40%        0.40%        0.40%
Distribution and/or Service (12b-1) Fees ........................     0.25         0.65         0.65         None
Other Expenses ..................................................     0.49         0.44         0.43         0.32
                                                                      ----         ----         ----         ----
Total Annual Fund Operating Expenses ............................     1.14%        1.49%        1.48%        0.72%
                                                                      ====         ====         ====         ====
Expense Reimbursements* .........................................     0.16         0.11         0.10           --
                                                                      ----         ----         ----         ----
Net Expenses* ...................................................     0.98%        1.38%        1.38%        0.72%
                                                                      ====         ====         ====         ====

------------
* The fund and UBS Global AM have entered into a written expense reimbursement agreement. UBS Global AM is contractually obligated to reimburse the fund so that the total operating expenses of each class through January 31, 2004 would not exceed 0.98% for Class A, 1.38% for Class B, 1.38% for Class C and 0.73% for Class Y. The fund has agreed to repay UBS Global AM for those reimbursed expenses to the extent that it can do so over the following three years without causing the fund's expenses in any of those three years to exceed those "Net Expenses" rates.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    7

UBS Enhanced S&P 500 Fund
--------------------------------------------------------------------------------

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at their current levels, except for the one-year period when the fund's expenses are lower due to its agreement with UBS Global AM. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        1 year     3 years     5 years     10 years
                                                                       --------   ---------   ---------   ---------
   Class A .........................................................     $397        $636        $894      $1,631
   Class B (assuming sale of all shares at end of period) ..........      441         660         903       1,589
   Class B (assuming no sale of shares) ............................      141         460         803       1,589
   Class C (assuming sale of all shares at end of period) ..........      304         554         890       1,842
   Class C (assuming no sale of shares) ............................      239         554         890       1,842
   Class Y .........................................................       74         230         401         894


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8                                                    UBS Global Asset Management

UBS Enhanced Nasdaq-100 Fund
--------------------------------------------------------------------------------

Investment Objective, Strategies and Risks

Fund Objective

To seek higher total return over the long term than the Nasdaq-100 Index.

Principal Investment Strategies

The fund seeks to achieve its investment objective by following its sub-advisor's proprietary enhanced Nasdaq-100 strategy to invest primarily in a selection of common stocks that are included in the Nasdaq-100 Index[RegTM] ("Nasdaq-100 Index"). The fund normally invests in a majority of the stocks in the Nasdaq-100 Index and weights its holdings of individual stocks based on its sub-advisor's proprietary enhanced Nasdaq-100 strategy. Compared to the stock weightings in the Nasdaq-100 Index, the fund overweights stocks that its strategy ranks positively and underweights stocks that its strategy ranks negatively. Generally, the fund gives stocks with a neutral ranking the same weight as in the Nasdaq-100 Index.

Under normal circumstances, the fund invests at least 80% of its net assets in common stocks issued by companies represented in the Nasdaq-100 Index. The fund may invest up to 20% of its net assets in cash or money market instruments, although it expects these investments will represent a much smaller portion of its net assets under normal circumstances.

The fund seeks to control the risk of its portfolio by maintaining a general correlation between its performance and the performance of the Nasdaq-100 Index over time, but does not expect to maintain as close a correlation as Enhanced S&P 500 Fund does to its benchmark index. To maintain this general correlation, the fund gives each stock in its portfolio a weighting that is close to the Nasdaq-100 Index weighting and, if necessary, readjusts the weighting when it rebalances the portfolio. The fund also considers relative industry and sector weightings and market capitalization. The fund generally expects to rebalance its portfolio monthly but may do so more often if its sub-advisor considers it appropriate to do so. As of September 30, 2002, approximately 59.9% of the value of the stocks currently in the Nasdaq-100 Index were in the technology sector, and the fund expects that its investments will reflect a similar concentration in the technology sector.

The fund may invest in U.S. dollar denominated foreign securities that are included in the Nasdaq-100 Index. The fund may (but is not required to) use options, futures contracts and other derivatives. The fund may use these instruments in strategies intended to simulate investment in the Nasdaq-100 Index stocks while retaining a cash balance for fund management purposes. The fund also may use these instruments to reduce the risk of adverse price movements while investing cash received when investors buy shares, to facilitate trading and to reduce transaction costs.

UBS Global AM, the fund's investment advisor, has selected DSI International Management, Inc. ("DSI") to serve as the fund's sub-advisor. In selecting securities for the fund, DSI seeks to add value to the fund's portfolio through stock selection while managing the fund's risk profile. DSI believes that

o undervalued securities with improving fundamentals should outperform a given benchmark;


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    9

UBS Enhanced Nasdaq-100 Fund
--------------------------------------------------------------------------------

o during different market environments different factors can become more or less significant; and

o  unintended deviations from the benchmark should be minimized.

In deciding which stocks to buy and sell for the fund, DSI uses its proprietary enhanced Nasdaq-100 strategy, which consists of an adaptive stock ranking model and a portfolio construction model. DSI has developed a quantitative, dynamic, bottom up, multi-factor model to rank the stocks in the Nasdaq-100 Index, using relatively independent factors (such as earnings expectations, earnings growth, valuation, return on equity and margins). DSI believes that these factors have varying influences during different phases of the stock market cycle and reevaluates the relative importance and weighting of each factor monthly. DSI applies this adaptive stock ranking model to the stocks in the Nasdaq-100 Index, so that the relative rankings of these stocks may change from month to month.

Principal Risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by the fund are:

o Equity Risk--Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

o DSI Proprietary Strategy Risk--DSI's proprietary strategy may not result in outperformance of the Nasdaq-100 Index and may even result in underperformance.

o Technology Sector Risk--The price performance of the Nasdaq-100 Index and the price of the fund's shares may be more volatile when compared to other broad-based stock indices because of their concentration in the technology sector. In addition, the fund is more susceptible to the risks that are associated with that sector than a fund with a broader range of investments, and the fund's performance will be adversely affected by unfavorable developments in the technology sector.

o Single Issuer Concentration Risk--Because the fund is non-diversified, it can invest more of its assets in a single isssuer than a diversified fund can and expects to do so as needed generally to follow the Nasdaq-100 Index. As a result, changes in the market value of a single issuer can have a greater effect on the fund's performance and share price than it would for a more diversified fund.

o Derivatives Risk--The fund's investments in derivatives may rise or fall in value more rapidly than the fund's other investments.

o Foreign Investing Risk--The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. Also, the fund is subject to the risk of changes in currency valuations.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."


--------------------------------------------------------------------------------
10                                                   UBS Global Asset Management

UBS Enhanced Nasdaq-100 Fund
--------------------------------------------------------------------------------

Performance

Risk/Return Bar Chart and Table
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The chart shows Class A shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the chart shows the average annual returns over several time periods for each class of the fund's shares. The table does reflect fund sales charges. The table compares fund returns to returns of the Nasdaq-100 Index, which is unmanaged and therefore, does not reflect any sales charges or expenses.

The table shows returns on a before-tax and after-tax basis for Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and are likely to differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the period. After-tax returns are shown for Class A shares only, and after-tax returns for the other classes will vary.

The fund's past performance, before and after taxes, does not necessarily indicate how the fund will perform in the future.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   11

UBS Enhanced Nasdaq-100 Fund
--------------------------------------------------------------------------------

Total Return on Class A Shares (2001 is the fund's first full calendar year of operations)

[The following was represented as a bar chart in the printed material.]

                                   Calendar Year
                               ----------------------
                                2001           2002
                                ----           ----
Total Return ..............    -32.92%        -37.39%


Best quarter during years shown: 4th quarter, 2001--34.57%
Worst quarter during years shown: 3rd quarter, 2001--(36.22)%


Average Annual Total Returns
(For the periods ended December 31, 2002)

                                                                                               Life of
Class (Inception Date)                                                        1 year            Class
-----------------------------------------------------------------------   --------------   --------------
Class A (4/26/00)
 Return Before Taxes ..................................................        (40.78)%         (39.62)%
 Return After Taxes on Distributions ..................................        (40.78)%         (39.62)%
 Return After Taxes on Distributions and Sale of Fund Shares ..........        (25.04)%         (28.49)%
Class B (4/26/00)
 Return Before Taxes ..................................................        (41.01)%         (39.54)%
Class C (4/26/00)
 Return Before Taxes ..................................................        (39.09)%         (39.08)%
Class Y (4/26/00)
 Return Before Taxes ..................................................        (37.21)%         (38.17)%
Nasdaq-100 Index (reflects no deduction for fees, expenses, or taxes) .        (37.53)%              *

------------
* Average annual total returns for the Nasdaq-100 Index for the life of each class shown were as follows: Class A--(37.66)%; Class B--(37.66)%; Class C--(37.66)%; Class Y--(37.66)%.


--------------------------------------------------------------------------------
12                                                   UBS Global Asset Management

UBS Enhanced Nasdaq-100 Fund
--------------------------------------------------------------------------------

Expenses and Fee Tables

Fees and Expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses (fees paid directly from your investment when you buy or sell fund shares)

                                                                      Class A      Class B      Class C      Class Y
                                                                      -------      -------      -------      -------
Maximum Sales Charge (Load) (as a % of offering price) ..........       5.5%           5%            2%        None
Maximum Front-End Sales Charge (Load) Imposed on Purchases
(as a % of offering price) ......................................       5.5%        None             1%        None
Maximum Deferred Sales Charge (Load) (CDSC)
(as a % of offering price) ......................................      None            5%            1%        None
Exchange Fee ....................................................      None         None          None         None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

                                                                     Class A      Class B      Class C     Class Y
                                                                     -------      -------      -------     -------
Management Fees .................................................     0.75%        0.75%        0.75%        0.75%
Distribution and/or Service (12b-1) Fees ........................     0.25         1.00         1.00         None
Other Expenses ..................................................     0.73         0.87         0.78         0.84
                                                                      ----         ----         ----         ----
Total Annual Fund Operating Expenses ............................     1.73%        2.62%        2.53%        1.59%
                                                                      ====         ====         ====         ====
Expense Reimbursements* .........................................     0.45         0.59         0.50         0.56
                                                                      ----         ----         ----         ----
Net Expenses* ...................................................     1.28%        2.03%        2.03%        1.03%
                                                                      ====         ====         ====         ====

------------
* The fund and UBS Global AM have entered into a written expense reimbursement agreement. UBS Global AM is contractually obligated to reimburse the fund to the extent that the fund's expenses through January 31, 2004 otherwise would exceed the "Net Expenses" rate for each class shown above. The fund has agreed to repay UBS Global AM for those reimbursed expenses to the extent that it can do so over the following three years without causing the fund's expenses in any of those three years to exceed those "Net Expenses" rates.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   13

UBS Enhanced Nasdaq-100 Fund
--------------------------------------------------------------------------------

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at their current levels, except for the one-year period when the fund's expenses are lower due to its agreement with UBS Global AM. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        1 year     3 years     5 years     10 years
                                                                       --------   ---------   ---------   ---------
   Class A .........................................................     $673      $1,024      $1,397      $2,443
   Class B (assuming sale of all shares at end of period) ..........      706       1,058       1,538       2,493
   Class B (assuming no sale of shares) ............................      206         758       1,338       2,493
   Class C (assuming sale of all shares at end of period) ..........      404         833       1,388       2,900
   Class C (assuming no sale of shares) ............................      304         833       1,388       2,900
   Class Y .........................................................      105         447         813       1,842


--------------------------------------------------------------------------------
14                                                   UBS Global Asset Management

UBS Securities Trust
--------------------------------------------------------------------------------

More About Risks and Investment Strategies

Principal Risks

The main risks of investing in one or both of the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund by looking under the "Investment Objective, Strategies and Risks" heading for that fund.

Other risks of investing in a fund, along with further detail about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

Equity Risk. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. A fund may lose a substantial part, or even all, of its investment in a company's stock.

DSI Proprietary Strategy Risk. By using DSI's proprietary strategies, each fund seeks to outperform the total return of its benchmark index and to maintain a correlation between the fund's performance and that of the benchmark index in both rising and falling markets. The DSI proprietary strategies, however, may not be successful in selecting a portfolio for a fund that outperforms the total return of its benchmark index. As a result, a fund may not achieve its investment objective and may even underperform relative to its benchmark index. A fund's performance also may deviate from that of its benchmark index due to the daily cash flows to which each fund is subject and which will result in the ongoing purchases and sales of stocks and transactional expenses, including brokerage fees. In addition, each fund must pay fees and expenses that are not borne by an index.

Technology Sector Risk. Enhanced Nasdaq-100 Fund expects to invest in the stocks of companies in the technology sector as necessary generally to reflect the Nasdaq-100 Index's concentration in this sector. As a result, the fund is more susceptible to the risks that are associated with that sector than a fund with a broader range of investments. As of September 30, 2002, approximately 59.9% of the value of the stocks underlying the Nasdaq-100 Index was represented by companies in the technology sector, which has shown relatively high volatility in price performance. As a result, both the price performance of the Nasdaq-100 Index and the price of the fund's shares may be more volatile when compared to other broad-based stock indices. In addition, the fund's performance will be more adversely affected by unfavorable developments in the technology industry than if it had a broader range of investments. Individual issuers within the technology sector, as well as the technology sector as a whole, can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.


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Single Issuer Concentration Risk. Enhanced Nasdaq-100 Fund is non-diversified.
A non-diversified fund may invest more than 5% of its total assets in securities of a single issuer to a greater extent than a diversified fund. The fund expects to invest more than 5% of its total assets in the securities of specific companies as needed generally to follow the Nasdaq-100 Index. The identity and capitalization weightings of the companies which represented 5% or more of the Nasdaq-100 Index as of December 31, 2002 were as follows: Microsoft Corporation (12.54%). When a fund holds a large position in the securities of one issuer, changes in the financial condition or in the market's assessment of that issuer may cause larger changes in the fund's total return and in the price of its shares than it would for a more diversified fund.

Derivatives Risk. The value of "derivatives"--so called because their value "derives" from the value of an underlying asset, reference rate or index--may rise or fall more rapidly than the value of other investments. For some derivatives, it is possible for a fund to lose more than the amount it invested in the derivative. Options and futures contracts are examples of derivatives. A fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also if a fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the value of the derivatives are not matched by opposite changes in the value of the assets being hedged.

Foreign Investing Risk. Foreign securities involve risks that normally are not associated with securities of U.S. issuers. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

More Information About the Benchmark Indices

The S&P 500 Index is composed of 500 common stocks that are selected by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). Most of these 500 stocks trade on the New York Stock Exchange. These stocks represent approximately 75% of the market value of all U.S. common stocks but do not necessarily represent the largest companies. S&P selects the component stocks included in the S&P 500 Index with the aim of achieving a distribution that is representative of the various industry components of the U.S. market for common stocks. S&P also considers aggregate market value and trading activity in the selection process. Enhanced S&P 500 Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the fund. S&P 500[RegTM] is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by UBS Global AM.

The Nasdaq-100 Index is a modified capitalization-weighted index composed of 100 of the largest non-financial domestic or international companies listed on the National Market tier of The Nasdaq Stock Market, Inc. ("Nasdaq"). Listing criteria for companies listed on the Nasdaq-100 Index include an average daily trading volume of at least 100,000 shares and a "seasoning" requirement (generally, having been listed on a market for at least two years). The Nasdaq-100 Index was created in 1985. Enhanced Nasdaq-100 Fund is not sponsored, endorsed, sold or promoted by Nasdaq, and Nasdaq makes no representation regarding the advisability


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of investing in the fund. Nasdaq-100[RegTM] and Nasdaq-100 Index[RegTM] and
Nasdaq[RegTM] are trade or service marks of Nasdaq and have been licensed for use by UBS Global AM.

Managing Your Fund Account

Flexible Pricing

The funds offer four classes of shares--Class A, Class B, Class C and Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest and how long you plan to hold your fund shares. Class Y shares are only available to certain types of investors.

Each fund has adopted a rule 12b-1 plan for its Class A, Class B and Class C shares that allows it to pay service and (for Class B and Class C shares) distribution fees for the sale of its shares and services provided to shareholders. Because the 12b-1 distribution fees for Class B and Class C shares are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid the front-end sales charge for Class A shares.

You may qualify for a waiver of certain sales charges on Class A, Class B and Class C shares. See "Sales Charge Waivers for Class A, Class B and Class C Shares" below. You may also qualify for a reduced sales charge on Class A shares. See "Sales Charge Reductions for Class A Shares" below.

Class A Shares

Class A shares have a front-end sales charge that is included in the offering price of the Class A shares. This sales charge is paid at the time of the purchase and is not invested in the fund. Class A shares pay an annual 12b-1 service fee of 0.25% of average net assets, but they pay no 12b-1 distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

The Class A sales charges for each fund are described in the following tables.

Enhanced S&P 500 Fund--Class A Sales Charges

                                        Sales Charge as a Percentage of:
                                                                               Reallowance to Selected Dealers as
Amount of Investment                 Offering Price     Net Amount Invested        Percentage of Offering Price
---------------------------------   ----------------   ---------------------   -----------------------------------
Less than $50,000 ...............          3.00%                3.09%                     2.75%
$50,000 to $99,999 ..............          2.50                 2.56                      2.25
$100,000 to $249,999 ............          2.00                 2.04                      1.75
$250,000 to $499,999 ............          1.50                 1.52                      1.25
$500,000 to $999,999 ............          1.25                 1.27                      1.00
$1,000,000 and over (1) .........          None                 None                   Up to 0.50(2)


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Enhanced Nasdaq-100 Fund--Class A Sales Charges

                                             Sales Charge as a Percentage of:
                                                                                           Reallowance to Selected Dealers as
Amount of Investment                   Offering Price           Net Amount Invested           Percentage of Offering Price
--------------------                   --------------           -------------------           ----------------------------
Less than $50,000 ...............           5.50%                       5.82%                               5.00%
$50,000 to $99,999 ..............           4.50                        4.71                                4.00
$100,000 to $249,999 ............           3.50                        3.63                                3.00
$250,000 to $499,999 ............           2.50                        2.56                                2.00
$500,000 to $999,999 ............           2.00                        2.04                                1.75
$1,000,000 and over (1) .........           None                        None                           Up to 1.00(2)

-------------------------
(1) A deferred sales charge of 1% (0.50% for Enhanced S&P 500 Fund) of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this charge. Withdrawals under each fund's Automatic Cash Withdrawal Plan in the first year after purchase of up to 12% of the value of the fund account are not subject to this charge.

(2) UBS Global AM pays 1% (0.50% for Enhanced S&P 500 Fund) to the dealer for sales of greater than $1 million but less than $3 million, 0.75% (0.50% for Enhanced S&P 500 Fund) for sales of at least $3 million but less than $5 million, 0.50% for sales of at least $5 million but less than $50 million and 0.25% for sales of $50 million or more.

Class B Shares

Class B shares have a deferred sales charge. When you purchase Class B shares, we invest 100% of your purchase in fund shares. However, you may have to pay the deferred sales charge when you sell your fund shares, depending on how long you own the shares.

Class B shares pay an annual 12b-1 distribution fee (0.40% of average net assets for Enhanced S&P 500 Fund and 0.75% of average net assets for Enhanced Nasdaq-100 Fund), as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for the specified period below, they will automatically convert to Class A shares, which have lower ongoing expenses.

If you sell Class B shares before the end of the specified period, you will pay a deferred sales charge. We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares at the time of purchase or the net asset value at the time of sale by the percentage shown below:


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Enhanced S&P 500 Fund

                                  Percentage (based on amount of investment)
                                                 by which the
                                    shares' net asset value is multiplied:
                        --------------------------------------------------------------
                                             $100,000        $250,000       $500,000
      If you sell           Less than           to              to             to
     shares within:         $100,000+        $249,999        $499,999       $999,999
----------------------- ---------------- --------------- --------------- -------------
1st year since
   purchase   .........         3%               2%              2%             1%
2nd year since
   purchase   .........         3%               2%              1%             1%
3rd year since
   purchase   .........         2%               1%              1%          None
4th year since
   purchase   .........         2%               1%           None           None
5th year since
   purchase   .........         1%            None            None           None
6th year since
   purchase   .........         1%            None            None           None
7th year since
   purchase   .........      None             None            None           None

-------------------------
+ These percentages also apply to purchases made prior to November 5, 2001, regardless of the amount of Class B shares purchased.

If you are eligible for a complete waiver of the sales charge on Class A shares because you are investing $1 million or more, you should purchase Class A shares, which have lower ongoing expenses.

Class B shares automatically convert to Class A shares after the end of the sixth year if you purchase less than $100,000, after the end of the fourth year if you purchase at least $100,000 but less than $250,000, after the end of the third year if you purchase at least $250,000 but less than $500,000 and after the end of the second year if you purchase $500,000 or more less than $1 million. To qualify for the lower deferred sales charge and shorter conversion schedule, you must make the indicated investment as a single purchase.

Enhanced Nasdaq-100 Fund

                                  Percentage (based on amount of investment)
                                                 by which the
                                    shares' net asset value is multiplied:
                        --------------------------------------------------------------
                                             $100,000        $250,000       $500,000
      If you sell           Less than           to              to             to
     shares within:         $100,000+        $249,999        $499,999       $999,999
----------------------- ---------------- --------------- --------------- -------------
1st year since
   purchase   .........         5%               3%              3%             2%
2nd year since
   purchase   .........         4%               2%              2%             1%
3rd year since
   purchase   .........         3%               2%              1%          None
4th year since
   purchase   .........         2%               1%           None           None
5th year since
   purchase   .........         2%            None            None           None
6th year since
   purchase   .........         1%            None            None           None
7th year since
   purchase   .........      None             None            None           None

-------------------------
+ These percentages also apply to purchases made prior to November 5, 2001, regardless of the amount of Class B shares purchased.

If you are eligible for a complete waiver of the sales charge on Class A shares because you are investing $1 million or more, you should purchase Class A shares, which have lower ongoing expenses.

Class B shares automatically convert to Class A shares after the end of the sixth year if you purchase less than $100,000, after the end of the fourth year if you purchase at least $100,000 but less than $250,000, after the end of the third year if you purchase at least $250,000 but less than $500,000 and after the end of the second year if you purchase at least $500,000 or more but less than $1 million. To qualify for the lower deferred sales charge and shorter conversion schedule, you must make the indicated investment as a single purchase.


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We will not impose the deferred sales charge on Class B shares purchased by reinvesting dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Automatic Cash Withdrawal Plan.

To minimize your deferred sales charge, we will assume that you are selling:

o First, Class B shares representing reinvested dividends, and

o Second, Class B shares that you have owned the longest.

Class C Shares

Class C shares have a front-end sales charge that is included in the offering price of the Class C shares, as described in the following table. This sales charge is paid at the time of the purchase and is not invested in the fund.

Sales Charge as a Percentage of      Reallowance to
-------------------------------    Selected Dealers as
                    Net Amount        Percentage of
 Offering Price      Invested        Offering Price
----------------   ------------   --------------------
     1.00%            1.01%              1.00%

Class C shares pay an annual 12b-1 distribution fee (0.40% of average net assets for Enhanced S&P 500 Fund and 0.75% of average net assets for Enhanced Nasdaq-100 Fund), as well as an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 distribution and service fees for as long as you own your shares.

Class C shares also have a deferred sales charge applicable if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying the applicable percentage by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale.


Sales Charge Waivers for Class A, Class B and Class C Shares

Class A Front-end Sales Charge Waivers. Front-end sales charges will be waived if you buy Class A shares with proceeds from the following sources:

1. Redemptions from any registered mutual fund for which UBS Global AM or any of its affiliates serve as principal underwriter if you:

   o  Originally paid a front-end sales charge on the shares; and

   o  Reinvest the money within 60 days of the redemption date.

The funds' front-end sales charges will also not apply to Class A purchases by or through:

2. Employees of UBS AG and its subsidiaries and members of the employees' immediate families; and members of the Board of Directors/Trustees of any investment company for which UBS Global AM or any of its affiliates serve as principal underwriter.

3. Trust companies and bank trust departments investing on behalf of their clients if clients pay the bank or trust company an asset-based fee for trust or asset management services.

4. Retirement plans and deferred compensation plans that have assets of at least $1 million or at least 25 eligible employees.


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5.  Broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into a selling agreement with UBS Global AM (or otherwise have an arrangement with a broker-dealer or other financial institution with respect to sales of fund shares), on behalf of clients participating in a fund supermarket, wrap program, or other program in which clients pay a fee for advisory services, executing transactions in the fund's shares, or for otherwise participating in the program.

6. Employees of broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into a selling agreement with UBS Global AM (or otherwise having an arrangement with a broker-dealer or other financial institution with respect to sales of fund shares), and their immediate family members, as allowed by the internal policies of their employer.

7.  Insurance company separate accounts.

8. Shareholders of the Class N shares of any UBS Fund who held such shares at the time they were redesignated as Class A shares.

9.  Reinvestment of capital gains distributions and dividends.

10. College savings plans organized under Section 529 of the Internal Revenue Code.

11. A UBS PaineWebber Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm, and

    o   you were the Financial Advisor's client at the competing brokerage firm;

    o within 90 days of buying shares in the fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a deferred sales charge when selling them or held those shares until the deferred sales charge was waived; and

    o you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund.

Class C Front-end Sales Charge Waivers. Front-end sales charges will be waived if you buy Class C shares through a UBS PaineWebber Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm, and

o   you were the Financial Advisor's client at the competing brokerage firm;

o within 90 days of buying shares in the fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a deferred sales charge when selling them or held those shares until the deferred sales charge was waived; and

o you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund.

Class A, Class B and Class C Shares Deferred Sales Charge Waivers. The deferred sales charge will be waived for:


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o   Redemptions of Class A shares by former holders of Class N shares;

o Exchanges between Family Funds ("Family Funds" include other UBS funds, UBS PACE(SM) Select funds and other funds for which UBS Global AM or any of its affiliates serve as principal underwriter), if purchasing the same class of shares;

o Redemptions following the death or disability of the shareholder or beneficial owner;

o   Tax-free returns of excess contributions from employee benefit plans;

o Distributions from employee benefit plans, including those due to plan termination or plan transfer;

o Redemptions made in connection with the Automatic Cash Withdrawal Plan, provided that such redemptions;

o   are limited annually to no more than 12% of the original account value;

o   are made in equal monthly amounts, not to exceed 1% per month;

o the minimum account value at the time the Automatic Cash Withdrawal Plan was initiated was no less than $5,000; and

o   Redemptions of shares purchased through retirement plans.

Sales Charge Reductions for Class A Shares (Right of Accumulation/Cumulative Quantity Discount)

A purchaser of Class A shares may qualify for a cumulative quantity discount by combining a current purchase with certain other Class A shares of Family Funds already owned. To determine if you qualify for a reduced front-end sales charge, the amount of your current purchase is added to the cost or current value, whichever is higher, of your other Class A shares as well as those Class A shares of your spouse and children under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts invested in Class A shares of the Family Funds. Companies with one or more retirement plans may add together the total plan assets invested in Class A shares of the funds to determine the front-end sales charge that applies. To qualify for the cumulative quantity discount on a purchase through a financial institution, when each purchase is made the investor or institution must provide UBS Global AM with sufficient information to verify that the purchase qualifies for the privilege or discount.

Note on Sales Charge Waivers for Class A, Class B and Class C Shares

If you think you qualify for any of the sales charge waivers described above, you will need to provide documentation to UBS Global AM or the fund. For more information, you should contact your investment professional or call 1-800-647 1568. If you want information on the funds' Automatic Cash Withdrawal Plan, see the SAI or contact your investment professional.

Class Y Shares

Class Y shares have no sales charge. Only specific types of investors can purchase Class Y shares.

The following investors are eligible to purchase Class Y shares:

o Shareholders of the Class I shares of any UBS Fund who held such shares as of the date the shares were redesignated Class Y shares;


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o   Retirement plans with 5,000 or more eligible employees or $100 million or more in plan assets;

o Retirement plan platforms/programs that include the funds' shares if the platform/program covers plan assets of at least $100 million;

o Trust companies and bank trust departments purchasing shares on behalf of their clients in a fiduciary capacity;

o Banks, registered investment advisors and other financial institutions purchasing fund shares for their clients as part of a discretionary asset allocation model portfolio;

o Shareholders who owned Class Y shares of a fund through the UBS PACE(SM) Multi Advisor Program as of November 15, 2001, will be eligible to continue to purchase Class Y shares of that fund through the program;

o College savings plans organized under Section 529 of the Internal Revenue Code if shareholder servicing fees are paid exclusively outside of the participating funds; and

o   Other investors as approved by the fund's Board.

Class Y shares do not pay ongoing distribution or service fees. The ongoing expenses for Class Y shares are the lowest for all the classes.

Buying Shares

You can buy the funds' shares through your investment professional at a broker-dealer or other financial institution with which UBS Global AM has a dealer agreement or through the funds' transfer agent as described below.

If you wish to invest in other Family Funds, you can do so by:

o Contacting your investment professional (if you have an account at a financial institution that has entered into a dealer agreement with UBS Global AM);

o   Buying shares through the transfer agent as described below; or

o   Opening an account by exchanging shares from another Family Fund.

The funds and UBS Global AM reserve the right to reject a purchase order or suspend the offering of shares.

Minimum Investments:

To open an account ...........  $1,000
To add to an account .........  $  100

Each fund may waive or reduce these amounts for:

o   Employees of UBS Global AM or its affiliates; or

o Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the funds' automatic investment plans.

Market Timers. The interests of a fund's long-term shareholders and a fund's ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing." When large dollar amounts are involved, the fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's fund shares. These


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factors may hurt the fund's performance and its shareholders. When UBS Global
AM believes frequent trading would have a disruptive effect on the funds' ability to manage its investments, UBS Global AM and the fund may reject purchase orders and exchanges into the fund by any person, group or account that UBS Global AM believes to be a market timer.

Selling Shares

You can sell your fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, the fund will assume that you want to sell shares in the following order: Class A, then Class C, then Class B and last, Class Y.

If you want to sell shares that you purchased recently, the fund may delay payment until it verifies that it has received good payment.

If you hold your shares through a financial institution, you can sell shares by contacting your investment professional. If you purchased shares through the funds' transfer agent, you may sell them as explained below.

If you sell Class A shares and then repurchase Class A shares of the same fund within 365 days of the sale, you can reinstate your account without paying a sales charge.

It costs each fund money to maintain shareholder accounts. Therefore, the funds reserve the right to repurchase all shares in any account that has a net asset value of less than $500. If a fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. A fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the fund's net asset value.

Exchanging Shares

You may exchange Class A, Class B or Class C shares of each fund for shares of the same class of most other Family Funds (except that you may not exchange shares into the GAM Money Market Account, and Class B shares of the funds are not exchangeable with Class B shares of any of the GAM Funds). You may not exchange Class Y shares.

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares. However, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. Each fund will use the date of your original share purchase to determine whether you must pay a deferred sales charge when you sell the shares of the fund acquired in the exchange.

Other Family Funds may have different minimum investment amounts. You may not be able to exchange your shares if your exchange is not as large as the minimum investment amount in that other fund.

You may exchange shares of one fund for shares of another fund only after the first purchase has settled and the first fund has received your payment.

If you hold your fund shares through a financial institution, you may exchange your shares by placing an order with that institution. If you hold your fund shares through the funds' transfer agent, you may exchange your shares as explained below.

A fund may modify or terminate the exchange privilege at any time.


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Transfer Agent

If you wish to invest in any of the Family Funds through the fund's transfer agent, PFPC Inc., you can obtain an application by calling 1-800-647 1568. You must complete and sign the application and mail it, along with a check to the transfer agent.

You may also sell or exchange your shares by writing to the fund's transfer agent. Your letter must include:

o   Your name and address;

o   Your account number;

o The name of the fund whose shares you are selling, and if exchanging shares, the name of the fund whose shares you want to buy;

o   The dollar amount or number of shares you want to sell and/or exchange; and

o A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker-dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The fund will not accept signature guarantees that are not part of these programs.

Applications to purchase shares (along with a check), and letters requesting redemptions of shares or exchanges of shares through the transfer agent, should be mailed to:

     PFPC Inc.
     Attn.: UBS Mutual Funds
     P.O. Box 8950
     Wilmington, DE 19899.

You do not have to complete an application when you make additional investments in the same fund.

Pricing and Valuation

The price at which you may buy, sell or exchange fund shares is based on net asset value per share. Each fund calculates net asset value on days that the New York Stock Exchange is open. Each fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the funds do not price their shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, each fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares will be based on the net asset value (adjusted for any applicable sales charges) that is next calculated after the fund accepts your order. If you place your order through a financial institution, your investment professional is responsible for making sure that your order is promptly sent to the fund.

Each fund calculates its net asset value based on the current market value for its portfolio securities. The funds normally obtain market values for their securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent


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--------------------------------------------------------------------------------

pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the fund's board. The funds normally use the amortized cost method to value debt securities that will mature in 60 days or less.

The funds may own securities, including some securities that trade primarily in foreign markets, that trade on weekdays or other days on which the funds do not calculate net asset value. As a result, the funds' net asset values may change on days when you will not be able to buy and sell your fund shares. If the funds conclude that a material change in the value of a foreign security has occurred after the close of trading in its principal foreign market but before the close of regular trading on the NYSE, the funds may use fair value methods to reflect those changes. This policy is intended to assure that the funds' net asset values fairly reflect security values as of the time of pricing.


--------------------------------------------------------------------------------
26                                                   UBS Global Asset Management

UBS Securities Trust
--------------------------------------------------------------------------------

Management

Investment Advisor and Sub-Advisor

UBS Global Asset Management (US) Inc. ("UBS Global AM"), a Delaware corporation located at 51 West 52nd Street, New York, NY 10019-6114, is an investment advisor registered with the U.S. Securities and Exchange Commission. As of December 31, 2002, UBS Global AM had approximately $72.5 billion in assets under management. UBS Global AM is an indirect, wholly owned subsidiary of UBS AG ("UBS") and a member of the UBS Global Asset Management Division, which had approximately $403 billion in assets under management as of December 31, 2002. UBS is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.

DSI International Management, Inc., also an indirect wholly owned subsidiary of UBS, is the sub-advisor for each fund. DSI is located at 301 Merritt 7, Norwalk, Connecticut 06851. As of December 31, 2002, DSI had approximately $4.1 billion in assets under management.

Portfolio Manager

DSI uses a team approach in its quantitative management of each fund's portfolio.

Advisory Fees

The funds pay fees to UBS Global AM for its advisory and administration services at the following annual contract rates, expressed as a percentage of a fund's average daily net assets.

Enhanced S&P 500 Fund ............   0.40%
Enhanced Nasdaq-100 Fund .........   0.75%

Replacement of Sub-Advisor

The funds have received an exemptive order from the SEC that permits the board to replace a sub-advisor by appointing an unaffiliated sub-advisor and to amend sub-advisory contracts with unaffiliated sub-advisors without obtaining shareholder approval.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   27

UBS Securities Trust
--------------------------------------------------------------------------------

Enhanced S&P 500 Fund--Additional Information About DSI

Performance information relating to DSI's proprietary enhanced S&P 500 strategy and the S&P 500 Index is set forth below.

DSI will adhere to its proprietary enhanced S&P 500 strategy in selecting the fund's investments. The composite performance results for all private accounts with discretionary authority managed by DSI using this strategy since October 1, 1996 are provided in the bar chart and table below. These returns assume that all dividends have been reinvested. Because the private accounts and Enhanced S&P 500 Fund invest primarily in stocks included in the S&P 500 Index, returns for the S&P 500 Index also are shown. The S&P 500 Index is an unmanaged index of equity securities that is a measure of the U.S. stock market performance. While the total returns for the S&P 500 Index reflect the reinvestment of dividends, they do not reflect any sales charges or expenses, nor do they reflect transaction costs.

This performance information does not represent historical performance of Enhanced S&P 500 Fund, should not be considered a substitute for the fund's performance and should not be interpreted as predicting the fund's future performance.

The private accounts have investment objectives, policies and investment strategies that are substantially similar to those of the fund. However, private accounts are not subject to certain investment and tax law limitations that are imposed on registered investment companies. These limitations are applicable to the fund and could cause its performance to be lower than that of similarly managed private accounts.

The performance information used in the following tables was obtained from the records maintained by DSI and adjusted by UBS Global AM to reflect the estimated fees and expenses of Enhanced S&P 500 Fund.


--------------------------------------------------------------------------------
28                                                   UBS Global Asset Management

UBS Securities Trust
--------------------------------------------------------------------------------

Bar Chart: Composite Annual Total Returns of Private Accounts Managed with DSI Enhanced S&P 500 Strategy and Annual Total Returns of S&P 500 Index

[The following was represented as a bar chart in the printed material]

                                                                Calendar Years
                                         --------------------------------------------------------------
                                          1997       1998       1999       2000       2001        2002
                                         -------    -------    -------    ------     ------      ------
DSI Composite Annual Total Returns
  of Similar Accounts* ..................  34.46      29.40      20.08    -10.29     -11.17      -21.71

Annual Total Returns of S&P 500 Index ...  33.35      28.58      21.04     -9.10     -11.88      -22.10

------------
* The bar chart shows the effect on the Composite Annual Returns of Similar Accounts of the estimated annual expenses a Class A shareholder is expected to pay each year. The returns for the other classes of shares offered by the fund would differ because those classes do not have the same expenses. The bar chart does not reflect the effect of sales charges. If it did, the total returns shown would be lower.

Table: Composite Average Annual Total Returns of Private Accounts Managed with DSI Enhanced S&P 500 Strategy (adjusted to show the maximum sales load and estimated annual expenses of each class of shares) and Average Annual Total Returns of S&P 500 Index**

 DSI Composite Average Annual Total
Returns of Similar Accounts as of 12/31/02        Class A        Class B        Class C        Class Y      S&P 500 Index
--------------------------------------------   ------------   ------------   ------------   ------------   --------------
One Year ...................................       (25.11)%       (25.49)%       (24.45)%       (22.54)%        (22.10)%
5 years ....................................        (1.71)%        (1.71)%        (1.71)%        (0.86)%         (0.59)%
Life (since 10/1/96) .......................         4.81%          4.92%          4.75%          5.57%           5.50%

------------
** The composite average annual total returns in the table reflects both maximum sales charges for the fund's Class A, B and C shares and the estimated annual expenses the shareholders of Class A, B, C and Y shares are expected to pay each year.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   29

UBS Securities Trust
--------------------------------------------------------------------------------

Dividends and Taxes

Dividends
The funds normally declare and pay dividends, if any, annually. The funds distribute substantially all of their gains, if any, annually.

Classes with higher expenses are expected to have lower dividends. For example, Class B and Class C shares are expected to have the lowest dividends of any class of the fund's shares, while Class Y shares are expected to have the highest.

You will receive dividends in additional shares of the same class unless you elect to receive them in cash. If you prefer to receive dividends in cash, contact your investment professional (or the funds' transfer agent if you invested in a fund through its transfer agent).

Taxes

The dividends that you receive from the funds generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax before you receive distributions from the account or plan.

When you sell fund shares, you generally will be subject to federal income tax on any gain you realize. If you exchange a fund's shares for shares of another Family Fund, the transaction will be treated as a sale of the first fund's shares, and any gain will be subject to federal income tax.

Each fund expects that its dividends will consist primarily of capital gain distributions, although each fund may have income distributions. Distributions of short-term capital gains will be taxed as ordinary income. The distribution of capital gains will be taxed at a lower rate than ordinary income if the fund held the assets that generated the gains for more than one year. Each fund will tell you annually how you should treat its dividends for tax purposes.


--------------------------------------------------------------------------------
30                                                   UBS Global Asset Management

                     [THIS PAGE INTENTIONALLY LEFT BLANK]


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   31

UBS Enhanced S&P 500 Fund
--------------------------------------------------------------------------------

Financial Highlights

The following financial highlights tables are intended to help you understand the funds' financial performance for the life of each class. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and distributions).

This information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose reports, along with funds' financial statements, are included in the funds' Annual Report to Shareholders. Annual Reports may be obtained without charge by calling 1-800-647 1568.

                                                                                                        Class A
                                                                                      -------------------------------------------
                                                                                                                  For the Period
                                                                                         For the Years Ended      April 26, 2000+
                                                                                            September 30,             through
                                                                                      --------------------------   September 30,
                                                                                           2002         2001           2000
                                                                                      ------------- ------------ ----------------
Net asset value, beginning of period ................................................   $   7.07      $   9.69      $  10.00
                                                                                        --------      --------      --------
Net investment income (loss) ........................................................       0.04          0.03 @        0.01
Net realized and unrealized losses from investments .................................      (1.53)        (2.61)@       (0.32)
                                                                                        --------      --------      --------
Net decrease from investment operations .............................................      (1.49)        (2.58)        (0.31)
                                                                                        --------      --------      --------
Dividends from net investment income ................................................      (0.01)        (0.02)           --
Distributions from net realized gains from investment transactions ..................         --         (0.02)           --
                                                                                        --------      --------      --------
Total dividends and distributions to shareholders ...................................      (0.01)        (0.04)           --
                                                                                        --------      --------      --------
Net asset value, end of period ......................................................   $   5.57      $   7.07      $   9.69
                                                                                        ========      ========      ========
Total investment return(1) ..........................................................     (21.09)%      (26.77)%       (3.10)%
                                                                                        ========      ========      ========
Ratios/Supplemental Data:
Net assets, end of period (000's) ...................................................   $ 11,671      $ 15,526      $  8,197
Expenses to average net assets, net of waivers from advisor .........................       0.98%         0.98%         0.98%*
Expenses to average net assets, before waivers from advisor .........................       1.14%         1.31%         4.29%*
Net investment income (loss) to average net assets, net of waivers from advisor .....       0.53%         0.37%         0.24%*
Net investment income (loss) to average net assets, before waivers from advisor .....       0.37%         0.04%        (3.05)%*
Portfolio turnover ..................................................................         72%           63%           74%

------------
*   Annualized
+   Commencement of operations.
#   Actual amount is less than $(0.005) per share.
@   Calculated using the average monthly shares outstanding for the year.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(2) For the year ended September 30, 2002, the investment advisor was reimbursed for expenses previously waived by the investment advisor on behalf of the Fund, not to exceed the Fund's expense cap of 0.73% for class Y.


--------------------------------------------------------------------------------
32                                                   UBS Global Asset Management

UBS Enhanced S&P 500 Fund
--------------------------------------------------------------------------------

Financial Highlights (continued)

                   Class B                                      Class C
--------------------------------------------- --------------------------------------------
                             For the Period                               For the Period
    For the Years Ended      April 26, 2000+     For the Years Ended      April 26, 2000+
       September 30,             through            September 30,             through
---------------------------   September 30,   --------------------------   September 30,
     2002          2001            2000            2002         2001            2000
-------------- ------------ ----------------- ------------- ------------ -----------------
  $    7.04      $  9.68       $ 10.00           $   7.03     $  9.68       $ 10.00
  ---------      -------       -------           --------     -------       -------
       0.01         0.00 @#      (0.01)              0.01        0.00 @#      (0.01)
      (1.52)       (2.62)@       (0.31)             (1.51)      (2.62)@       (0.31)
  ----------     -------       -------           --------     -------       -------
      (1.51)       (2.62)        (0.32)             (1.50)      (2.62)        (0.32)
  ----------     -------       -------           --------     -------       -------
         --           --            --                 --       (0.01)           --
         --        (0.02)           --                 --       (0.02)           --
  ----------     -------       -------           --------     -------       -------
         --        (0.02)           --                 --       (0.03)           --
  ----------     -------       -------           --------     -------       -------
  $    5.53      $  7.04       $  9.68           $   5.53     $  7.03       $  9.68
  ==========     =======       =======           ========     =======       =======
     (21.45)%     (27.13)%       (3.20)%           (21.34)%    (27.16)%       (3.20)%
  ==========   =========       =======           ========     =======       =======
  $   8,865    $   9,596       $ 7,735           $  7,382     $ 7,796       $ 3,954
       1.38%        1.38%         1.38%*             1.38%       1.38%         1.38%*
       1.49%        1.80%         4.88%*             1.48%       1.75%         4.88%*
       0.13%       (0.05)%       (0.20)%*            0.14%      (0.04)%       (0.21)%*
       0.02%       (0.47)%       (3.70)%*            0.04%      (0.41)%       (3.71)%*
         72%          63%           74%                72%         63%           74%

                     Class Y
 -----------------------------------------------
                                 For the Period
      For the Years Ended        April 26, 2000+
         September 30,               through
 ------------------------------   September 30,
        2002           2001           2000
 ----------------- ------------ ----------------
    $     7.09       $  9.71       $   10.00
    ----------       -------       ---------
          0.05          0.05 @          0.01
         (1.52)        (2.63)@         (0.30)
    ----------       -------       ---------
         (1.47)        (2.58)          (0.29)
    ----------       -------       ---------
         (0.03)        (0.02)             --
            --         (0.02)             --
    ----------       -------       ---------
         (0.03)        (0.04)             --
    ----------       -------       ---------
     $    5.59       $  7.09       $    9.71
    ==========       =======       =========
        (20.86)%      (26.65)%         (2.90)%
    ==========       =======       =========
    $   20,784       $21,235       $     615
          0.73%         0.73%           0.73%*
          0.72%(2)      0.76%           4.23%*
          0.78%         0.67%           0.41%*
          0.79%(2)      0.64%          (3.09)%*
            72%           63%             74%


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   33

UBS Enhanced Nasdaq-100 Fund
--------------------------------------------------------------------------------

Financial Highlights (continued)

                                                                                              Class A
                                                                          -----------------------------------------------
                                                                                                          For the Period
                                                                              For the Years Ended         April 26, 2000+
                                                                                 September 30,                through
                                                                          ----------------------------     September 30,
                                                                               2002           2001             2000
                                                                          -------------   ------------   ----------------
Net asset value, beginning of period ..................................     $   3.24        $   9.83        $  10.00
                                                                            --------        --------        --------
Net investment loss ...................................................        (0.05)          (0.07)@         (0.04)
Net realized and unrealized losses from investments ...................        (0.87)          (6.52)@         (0.13)
                                                                            --------        --------        --------
Net decrease from investment operations ...............................        (0.92)          (6.59)          (0.17)
                                                                            --------        --------        --------
Net asset value, end of period ........................................     $   2.32        $   3.24        $   9.83
                                                                            ========        ========        ========
Total investment return(1) ............................................       (28.40)%        (67.04)%         (1.70)%
                                                                            ========        ========        ========
Ratios/Supplemental Data:
Net assets, end of period (000's) .....................................     $  7,791        $ 12,187        $ 25,301
Expenses to average net assets, net of waivers from advisor ...........         1.28%           1.28%           1.28%*
Expenses to average net assets, before waivers from advisor ...........         1.73%           1.62%           2.07%*
Net investment loss to average net assets, net of waivers from advisor         (1.21)%         (1.21)%         (1.25)%*
Net investment loss to average net assets, before waivers from advisor         (1.66)%         (1.55)%         (2.04)%*
Portfolio turnover ....................................................           22%             29%              5%

------------
*   Annualized
+   Commencement of operations.
@   Calculated using the average monthly shares outstanding for the year.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.


--------------------------------------------------------------------------------
34                                                   UBS Global Asset Management

UBS Enhanced Nasdaq-100 Fund
--------------------------------------------------------------------------------

Financial Highlights (concluded)

                   Class B                                      Class C
--------------------------------------------- --------------------------------------------
                             For the Period                               For the Period
    For the Years Ended      April 26, 2000+     For the Years Ended      April 26, 2000+
       September 30,             through            September 30,             through
---------------------------   September 30,   --------------------------   September 30,
     2002          2001            2000            2002         2001            2000
-------------- ------------ ----------------- ------------- ------------ -----------------
  $     3.21    $    9.80      $   10.00        $    3.21    $    9.80      $   10.00
  ----------    ---------      ---------        ---------    ---------      ---------
       (0.08)       (0.11)@        (0.06)           (0.08)       (0.11)@        (0.06)
       (0.86)       (6.48)@        (0.14)           (0.86)       (6.48)@        (0.14)
  ----------    ---------      ---------        ---------    ---------      ---------
       (0.94)       (6.59)         (0.20)           (0.94)       (6.59)         (0.20)
  ----------    ---------      ---------        ---------    ---------      ---------
  $     2.27    $    3.21      $    9.80        $    2.27    $    3.21      $    9.80
  ==========    =========      =========        =========    =========      =========
      (29.28)%     (67.24)%        (2.00)%         (29.28)%     (67.24)%        (2.00)%
  ==========    =========      =========        =========    =========      =========
  $    9,662    $  16,299       $ 37,714        $   8,211    $  13,663       $ 24,012
        2.03%        2.03%          2.03%*           2.03%        2.03%          2.03%*
        2.62%        2.42%          2.82%*           2.53%        2.36%          2.82%*
       (1.96)%      (1.96)%        (2.00)%*         (1.96)%      (1.96)%        (2.00)%*
       (2.55)%      (2.35)%        (2.79)%*         (2.46)%      (2.29)%        (2.79)%*
          22%          29%             5%              22%          29%             5%

                  Class Y
-------------------------------------------
                            For the Period
   For the Years Ended      April 26, 2000+
      September 30,             through
--------------------------   September 30,
     2002         2001           2000
------------- ------------ ----------------
  $    3.25    $    9.84      $   10.00
  ---------    ---------      ---------
      (0.02)       (0.05)@        (0.03)
      (0.90)       (6.54)@        (0.13)
  ---------    ---------      ---------
      (0.92)       (6.59)         (0.16)
  ---------    ---------      ---------
   $   2.33    $    3.25      $    9.84
  =========    =========      =========
     (28.31)%     (66.97)%        (1.60)%
  =========    =========      =========
  $     548    $   1,151       $  1,740
       1.03%        1.03%          1.03%*
       1.59%        1.40%          2.02%*
      (0.96)%      (0.96)%        (1.00)%*
      (1.52)%      (1.33)%        (1.99)%*
         22%          29%             5%


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   35

UBS Securities Trust
--------------------------------------------------------------------------------

Appendix

Additional Information Concerning the S&P 500 Index. Enhanced S&P 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the shareholders of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to UBS Global AM or the fund is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index, which is determined, composed, and calculated by S&P without regard to UBS Global AM or the fund. S&P has no obligation to take the needs of UBS Global AM or the shareholders of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the timing of the issuance or sale of the fund's shares or the determination or calculation of the equation by which shares of the fund are priced or converted into cash. S&P has no obligation or liability in connection with the administration of the fund or the marketing or sale of the fund's shares.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein, and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the fund or its shareholders or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Additional Information Concerning the Nasdaq-100 Index. Enhanced Nasdaq-100 Fund is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the fund. The Corporations make no representation or warranty, express or implied, to the shareholders of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly, or the ability of the Nasdaq-100 Index[RegTM] to track general stock market performance. The Corporations' only relationship to the fund or UBS Global AM is in the licensing of the Nasdaq-100[RegTM], Nasdaq-100 Index[RegTM], and Nasdaq[RegTM] trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index[RegTM] which is determined, composed and calculated by Nasdaq without regard to the fund or UBS Global AM. Nasdaq has no obligation to take the needs of UBS Global AM or the shareholders of the fund into consideration in determining, composing or calculating the Nasdaq-100 Index[RegTM]. The Corporations are not responsible for and have not participated in the timing of the issuance or sale of the fund's


--------------------------------------------------------------------------------
36                                                   UBS Global Asset Management

UBS Securities Trust
--------------------------------------------------------------------------------

shares or the determination or calculation of the equation by which shares of the fund are priced or converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the fund's shares.

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 Index[RegTM] or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by UBS Global AM, the shareholders of the fund or any other person or entity from the use of the Nasdaq-100 Index[RegTM] or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index[RegTM] or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   37

Ticker Symbol:

Enhanced S&P 500 Fund Class:        A: PESAX
                                    B: PESBX
                                    C: PESCX
                                    Y: PESYX
Enhanced Nasdaq-100 Fund Class:     A: PWNAX
                                    B: PWNBX
                                    C: PWNCX
                                    Y: PWNYX

If you want more information about the funds, the following documents are available free upon request:

Annual/Semi-Annual Reports

Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus.

You may discuss your questions about the funds by contacting your investment professional. You may obtain free copies of the funds' annual and semi-annual reports and the SAI by contacting the funds directly at 1-800-647 1568.

You may review and copy information about the funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942 8090. You can get copies of reports and other information about the funds:

o For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

o Free, from the EDGAR Database on the SEC's Internet website at: http://www.sec.gov

UBS Securities Trust
--UBS Enhanced S&P 500 Fund
--UBS Enhanced Nasdaq-100 Fund
Investment Company Act File No. 811-09745

(C) 2003 UBS Global Asset Management (US) Inc. All rights reserved.

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UBS Enhanced S&P 500 Fund

UBS Enhanced Nasdaq-100 Fund
Prospectus

January 28, 2003